5. INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
5. INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

At September 30,	2011	2010
Patents	$166,128	$121,285
Defensive patents	154,952	222,017
Licenses	28,237	6,486
Trademarks	6,292	6,292
	355,609	356,080
Accumulated amortization	(207,069)	(180,354)
	$148,540	$175,726

Aggregate amortization expense for the Company’s intangible assets was $39,557 and $71,762 during the years ended September 30, 2011 and 2010, respectively. In addition to amortization, the Company wrote off $28,616 and $325,818 of impaired patent costs during the years ended September 30, 2011 and 2010, respectively.

The following table shows the estimated amortization expense for intangible assets for each of the five succeeding fiscal years and thereafter:

Estimated Amortization Expense Years Ending September 30,
2012	$39,595
2013	$31,325
2014	$24,725
2015	$15,310
2016	$9,327
Thereafter	$28,258